Gains and losses on disposal and main changes in scope of consolidation - Disposals - General information (Details) € in Millions, £ in Millions			12 Months Ended			24 Months Ended
	Jan. 29, 2016 GBP (£)	Jan. 29, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€)
Noncurrent assets or disposal groups classified as held for sale [line items]
Proceeds from sales of investment securities, net of cash transferred			€ 110	€ 515	€ 4,588
Gains (losses) on disposal of investments and activities			17	(5)	59
Net income after tax of discontinued operations			€ 0	29	2,253
EE [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Net disposal value					7,138
Proceeds from sale	£ 3,438	€ 4,500
Proceeds from sales of investment securities, net of cash transferred		€ 4,481		50	4,481
Net income after tax of discontinued operations				€ 29	2,253	€ 2,282
Telkom Kenya [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Net income after tax of discontinued operations					€ 0